Equity - Dividends (Details) - EUR (€) € / shares in Units, € in Millions									12 Months Ended
	Dec. 20, 2018	Jun. 15, 2018	Jun. 08, 2018	Dec. 14, 2017	Jun. 16, 2017	Jun. 09, 2017	Nov. 11, 2016	May 12, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 25, 2017	Sep. 20, 2017
Disclosure of classes of share capital [line items]
Cash dividends impact on equity									€ 2,957	€ 2,602	€ 2,930
Percentage of free-of-charge allotment rights							70.01%
Legal reserve									1,038
Profit for the year									€ 3,950	€ 3,378	2,399
Ordinary shares
Disclosure of classes of share capital [line items]
Dividends paid (EUR per share)	€ 0.20	€ 0.20	€ 0.40	€ 0.20	€ 0.20	€ 0.40		€ 0.40
Dividends paid, total amount	€ 1,026	€ 1,025		€ 1,025	€ 994			€ 1,906
Assignment dividends paid (EUR per share)							€ 0.35
Par value per share (EUR per share)							€ 1		€ 1	€ 1
Number of shares issued							137,233,781					154,341,669	154,326,696
Non-controlling interests
Disclosure of classes of share capital [line items]
Cash dividends impact on equity									€ 906	€ 583	524
Profit for the year									619	€ 246	€ 30
Non-controlling interests | Ordinary shares
Disclosure of classes of share capital [line items]
Cash dividends impact on equity							€ 500
Telefonica, S.A.
Disclosure of classes of share capital [line items]
Legal reserve									0
Other reserves									3,014
Profit for the year									€ 3,014